Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Tax losses carried forward	$ 335,013	$ 8,193,135
Equipment	95,456	82,885
Accrued expenses	330,116	419,001
Others	7,719	82,657
Total deferred tax assets	577,392	8,611,908
Valuation allowance	(345,310)	(8,269,086)
Total deferred tax assets	232,082	342,822
Intangible assets	(507,141)	(876,875)
Others	(1,425)	(37)
Total deferred tax liabilities	(508,566)	(876,912)
Net deferred tax liabilities	$ (276,484)	$ (534,090)